Investment Properties (Movement in Net Book Amount) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investment properties [abstract]
Opening net book amount	¥ 391,266	¥ 380,429
Transferred from property, plant and equipment		24,489
Charge for the year	(14,527)	(13,652)	¥ (13,556)
Closing net book amount	¥ 376,739	¥ 391,266	¥ 380,429